Annual Total Returns - BLACKROCK LIFEPATH INDEX 2045 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2045 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	15.29%
Annual Return 2013	19.88%
Annual Return 2014	6.80%
Annual Return 2015	(0.94%)
Annual Return 2016	7.96%
Annual Return 2017	20.73%
Annual Return 2018	(7.85%)
Annual Return 2019	25.91%
Annual Return 2020	14.34%